Fair value of financial instruments - Unrealised gains and losses recognised in the period on Level 3 assets and liabilities held at period end (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about financial instruments [line items]
Trading income	£ 3,228	£ 3,786
Other income	23	44
Other compre hensive income	(1,002)	(2,823)
Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Trading income	(192)	(348)
Other income	48	(44)
Other compre hensive income	0	(2)
Total	(144)	(394)
Significant unobservable inputs (Level 3) | Investment properties
Disclosure of detailed information about financial instruments [line items]
Trading income	0	0
Other income	0	(3)
Other compre hensive income	0	0
Total	0	(3)
Significant unobservable inputs (Level 3) | Net derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Trading income	(180)	(186)
Other income	0	0
Other compre hensive income	0	0
Total	(180)	(186)
Trading portfolio liabilities | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Trading income	17	15
Other income	0	0
Other compre hensive income	0	0
Total	17	15
Financial liabilities designated at fair value | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Trading income	(29)	2
Other income	(10)	(1)
Other compre hensive income	0	0
Total	(39)	1
Trading portfolio assets | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Trading income	(2)	(35)
Other income	0	0
Other compre hensive income	0	0
Total	(2)	(35)
Financial assets at fair value through the income statement | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Trading income	1	(144)
Other income	47	(40)
Other compre hensive income	0	0
Total	48	(184)
Financial assets at fair value through other comprehensive income | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Trading income	1	0
Other income	11	0
Other compre hensive income	0	(2)
Total	£ 12	£ (2)